1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — December 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 63.5%
Airlines  — 1.3%
$ 2,000,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... $ 2,409,500
Automotive  — 1.6%
3,000,000 Ford Motor Co.,
Zero Coupon, 03/15/26 ........... 2,845,500
Business Services  — 1.6%
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,350,000
2,000,000 Perficient Inc.,
0.125%, 11/15/26 ............... 1,555,000
2,905,000
Cable and Satellite  — 1.8%
DISH Network Corp.
2,100,000 Zero Coupon, 12/15/25 ........... 1,350,300
2,000,000 3.375%, 08/15/26 ............... 1,258,000
1,415,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 665,050
3,273,350
Communications Equipment  — 4.4%
2,000,000 InterDigital Inc.,
3.500%, 06/01/27(a) ............. 1,900,000
1,700,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,330,401
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 1,725,000
1,117,000 0.500%, 06/15/28(a) ............. 851,042
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,204,615
8,011,058
Computer Hardware  — 1.4%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26 ........... 1,374,000
1,250,000 Desktop Metal Inc.,
6.000%, 05/15/27(a) ............. 1,194,375
2,568,375
Computer Software and Services  — 12.2%
1,700,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,645,600
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,276,400
1,625,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 702,812
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,645,962
2,590,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,350,425
Principal
Amount
Market
Value
$ 1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. $ 1,300,500
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 2,031,500
1,750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 1,649,375
2,000,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 2,054,000
1,430,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,260,545
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 1,991,250
2,170,000 Veritone Inc.,
1.750%, 11/15/26 ............... 1,318,275
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 2,042,700
22,269,344
Consumer Products  — 0.4%
650,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ............. 685,880
Consumer Services  — 3.9%
1,350,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ............. 1,336,500
NCL Corp. Ltd.
1,470,000 5.375%, 08/01/25 ............... 1,489,845
682,000 1.125%, 02/15/27 ............... 466,352
1,200,000 Royal Caribbean Cruises Ltd.,
6.000%, 08/15/25(a) ............. 1,513,200
2,505,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,243,478
7,049,375
Diversified Industrial  — 1.2%
450,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 895,950
1,508,000 Xometry Inc.,
1.000%, 02/01/27(a) ............. 1,281,187
2,177,137
Energy and Utilities  — 5.9%
2,026,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 2,069,559
1,155,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,559,943
1,900,000 NextEra Energy Partners LP,
2.500%, 06/15/26 ............... 1,782,200
2,000,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ............. 2,160,000
1,375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,606,000

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities (Continued)
$ 1,990,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ............. $ 1,616,875
10,794,577
Entertainment  — 1.0%
1,815,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ............. 1,743,308
Financial Services  — 4.4%
1,025,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 1,413,980
900,000 Envestnet Inc.,
2.625%, 12/01/27(a) ............. 970,200
1,250,000 HCI Group Inc.,
4.750%, 06/01/42(a) ............. 960,938
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 1,609,788
750,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 549,450
2,100,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,447,950
2,100,000 Upstart Holdings Inc.,
0.250%, 08/15/26 ............... 1,113,000
8,065,306
Food and Beverage  — 0.8%
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ............. 1,506,600
Health Care  — 8.9%
2,235,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 1,469,512
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,138,000
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 1,483,500
1,750,000 2.250%, 06/01/28(a) ............. 1,869,000
1,145,000 4.000%, 06/01/29(a) ............. 1,171,450
1,300,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ............. 1,538,062
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 2,125,500
1,015,000 Invacare Corp.,
4.250%, 03/15/26 ............... 483,170
1,550,000 Lantheus Holdings Inc.,
2.625%, 12/15/27(a) ............. 1,568,445
2,390,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 1,995,650
Principal
Amount
Market
Value
$ 1,140,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27(a) ............. $ 1,319,550
16,161,839
Materials  — 0.1%
345,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 134,032
Real Estate Investment Trusts  — 1.7%
375,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... 355,643
1,000,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 827,500
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ............. 851,300
1,330,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,142,470
3,176,913
Security Software  — 4.3%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 1,954,500
515,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 487,962
532,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 1,220,275
2,990,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,616,250
1,515,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,598,325
7,877,312
Semiconductors  — 4.6%
2,000,000 Impinj Inc.,
1.125%, 05/15/27 ............... 2,410,000
1,650,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,631,850
1,500,000 Semtech Corp.,
1.625%, 11/01/27(a) ............. 1,541,250
Wolfspeed Inc.
1,841,000 0.250%, 02/15/28(a) ............. 1,596,147
1,375,000 1.875%, 12/01/29(a) ............. 1,245,063
8,424,310
Telecommunications  — 2.0%
2,060,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,884,881
Infinera Corp.
1,250,000 2.500%, 03/01/27 ............... 1,397,107
325,000 3.750%, 08/01/28(a) ............. 404,430
3,686,418
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 115,765,134

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At December 31, 2022, the Fund held an investment in a restricted and illiquid security amounting to $1,413,980 or 0.78% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(c) .................... $ 0
272,728 Amerivon Holdings LLC, common equity
units
(c) .......................... 3
3
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 3
MANDATORY CONVERTIBLE SECURITIES(d)  — 5.0%
Automotive: Parts and Accessories  — 1.0%
17,100 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 1,835,172
Diversified Industrial  — 0.9%
30,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 1,519,200
Energy and Utilities  — 2.0%
NextEra Energy Inc.
27,465 6.219%, 09/01/23 ............... 1,386,708
30,000 6.926%, 09/01/25 ............... 1,505,700
16,290 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 813,359
3,705,767
Financial Services  — 1.1%
1,730 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 1,983,480
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 9,043,619
COMMON STOCKS  — 18.6%
Agriculture  — 1.2%
21,561 Bunge Ltd. ...................... 2,151,141
Business Services  — 0.5%
13,000 PayPal Holdings Inc.† .............. 925,860
Communications Equipment  — 0.0%
40,000 Kaleyra Inc.† .................... 30,204
Computer Software and Services  — 1.9%
14,300 Microsoft Corp. .................. 3,429,426
Consumer Products  — 0.7%
24,000 Unilever plc, ADR ................. 1,208,400
Entertainment  — 0.6%
12,500 The Walt Disney Co.† .............. 1,086,000
Shares
Market
Value
Health Care  — 4.1%
8,000 Eli Lilly & Co. .................... $ 2,926,720
22,651 Merck & Co. Inc. .................. 2,513,128
40,000 Pfizer Inc. ...................... 2,049,600
7,489,448
Real Estate Investment Trusts  — 5.2%
10,000 American Tower Corp. .............. 2,118,600
16,100 Crown Castle Inc. ................. 2,183,804
5,000 Equinix Inc. ..................... 3,275,150
7,000 SBA Communications Corp. .......... 1,962,170
9,539,724
Semiconductors  — 1.5%
5,058 Broadcom Inc. ................... 2,828,080
Telecommunications  — 2.9%
60,000 AT&T Inc. ....................... 1,104,600
16,119 T-Mobile US Inc.† ................. 2,256,660
50,000 Verizon Communications Inc. ......... 1,970,000
5,331,260
TOTAL COMMON STOCKS ......... 34,019,543
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 12.9%
$ 23,725,000 U.S. Treasury Bills,
3.903% to 4.398%††, 01/26/23 to
03/30/23 ...................... 23,582,472
TOTAL INVESTMENTS — 100.0% ....
(Cost $173,080,087) ............. $ 182,410,771
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
12/31/22
Carrying
Value
Per Bond
$1,025,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25
7/17/20
- 11/11/20 $1,156,987 $1,379.4927

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — December 31, 2022 (Unaudited)
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt